Financial Risk Management - Monetary Assets and Liabilities Denominated in Foreign Currencies (Detail) € in Thousands, $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 KRW (₩)
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	₩ 6,624,156			₩ 7,078,236
Monetary liabilities denominated in foreign currencies	15,639,956			₩ 16,982,174
Currency risk [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	104,227	$ 74,608	€ 5,391
Monetary liabilities denominated in foreign currencies	1,322,299	$ 1,025,369	€ 132
Currency risk [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	96,200
Monetary liabilities denominated in foreign currencies	1,322,111
Currency risk [member] | Euro [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	7,691
Monetary liabilities denominated in foreign currencies	188
Currency risk [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	336
Monetary liabilities denominated in foreign currencies	₩ 0